Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions and Balances
8.	Related Party Transactions and Balances

a)

During the three and six months ended June 30, 2014, two conventional tankers, two shuttle tankers and two FSO units of the Partnership were employed on long-term time-charter-out contracts with subsidiaries of Teekay Corporation. During the first and second quarter of 2013, the Partnership terminated the long-term time-charter-out contracts under which two of its conventional tankers were employed with a subsidiary of Teekay Corporation. The Partnership received early termination fees from Teekay Corporation of $6.8 million and $4.5 million, in the first and second quarters of 2013, respectively, which are recorded in discontinued operations (see note 14). Teekay Corporation and its wholly-owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative service needs. In addition, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary or appropriate for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Revenues(1)	16,427	18,572	33,757	37,385
Vessel operating expenses(2)	10,182	9,831	19,830	19,678
General and administrative(3) (4)	10,252	6,990	18,540	13,498
Interest income(5)	—	1,217	—	1,217
Interest expense(6)	112	166	223	224
Net income from related party transactions from discontinued operations(7)	—	6,992	—	19,255

(1)

Includes revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.

(2)	Includes ship management and crew training services provided by Teekay Corporation.
(3)

Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

(4)	Includes a $1.6 million success fee to Teekay Corporation for assistance with the acquisition of ALP during the three and six months ended June 30, 2014.
(5)

Interest income for the three and six months ended June 30, 2013 related to the interest received from Teekay Corporation and our General Partner on a $150 million partial prepayment for the Voyageur Spirit. The Partnership received interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds to Teekay Corporation from February 26, 2013 until the Partnership acquired the FPSO unit on May 2, 2013.

(6)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation.
(7)

Related party transactions relating to three conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fee described above, and crew training, commercial, technical, strategic and business development management fees charged by Teekay Corporation.

b)

At June 30, 2014, due from affiliates totaled $55.8 million (December 31, 2013 - $15.2 million) and due to affiliates totaled $75.6 million (December 31, 2013 - $121.9 million). Due to and from affiliates are non-interest bearing and unsecured, and are expected to be settled within the next fiscal year in the normal course of operations.

c)

On May 2, 2013, the Partnership acquired from Teekay Corporation its 100% interest in Voyageur LLC, which owns the Voyageur Spirit FPSO unit, which operates on the Huntington Field in the North Sea under a five-year contract, plus up to 10 one-year extension options, with E.ON Ruhrgas UK GP Limited (or E.ON), for an original purchase price of $540.0 million. The purchase price was financed with the assumption of the $230.0 million debt facility secured by the unit, $270.0 million of cash (of which a partial prepayment of $150.0 million was made to Teekay Corporation in February 2013) and the non-cash issuance of 1.4 million common units to Teekay Corporation, which had a value of $40.0 million at the time Teekay Corporation offered to sell the unit to the Partnership.

On April 13, 2013, the Voyageur Spirit FPSO unit began production and on May 2, 2013, the Partnership acquired the unit from Teekay Corporation. Upon commencing production, the Partnership and its sponsor, Teekay Corporation, had a specified time period to receive final acceptance from the charterer, at which point the unit would commence full operations under the contract with E.ON. However, due to a defect encountered in one of its two gas compressors, the FPSO unit was unable to achieve final acceptance within the allowable timeframe, resulting in the FPSO unit being declared off-hire by the charterer retroactive to April 13, 2013.

On August 27, 2013, repairs to the defective gas compressor on the Voyageur Spirit FPSO were completed and the unit achieved full production capacity. On September 30, 2013, the Partnership entered into an interim agreement with E.ON whereby the Partnership was compensated for production beginning August 27, 2013 until the receipt of final acceptance by E.ON. Compensation was based on actual production relative to the operating capacity of the FPSO unit; however, any restrictions on production as a result of the charterer were included in this compensation. Until declared on hire, Teekay Corporation agreed to indemnify the Partnership for certain production shortfalls and unreimbursed vessel operating expenses. For the period from April 13, 2013 to December 31, 2013, Teekay Corporation has indemnified the Partnership a total of $34.9 million for production shortfalls and unreimbursed repair costs. For the first quarter of 2014, Teekay Corporation indemnified the Partnership for a further $3.1 million and $0.4 million for production shortfalls and unrecovered repair costs to address the compressor issues. On April 4, 2014, the Partnership received the certificate of final acceptance from the charterer, which declared the unit on-hire retroactive to February 22, 2014.

Any amounts paid as indemnification from Teekay Corporation to the Partnership were effectively treated as a reduction in the purchase price paid by the Partnership for the FPSO unit. The $540.0 million original purchase price of the Voyageur Spirit FPSO unit has effectively been reduced to $505.8 million ($275.8 million net of assumed debt of $230.0 million) to reflect total indemnification payments from Teekay Corporation of $38.4 million relating to the period from the date of first oil on April 13, 2013 to when the unit was declared on-hire on February 22, 2014, partially offset by the excess value of $4.3 million relating to the 1.4 million common units issued to Teekay Corporation on the date of closing of the transaction in May 2013 compared to the date Teekay Corporation offered to sell the unit to the Partnership. The excess of the purchase price (net of assumed debt) over the book value of the net assets of $201.8 million has been accounted for as an equity distribution to Teekay Corporation of $74.1 million.

d)

On June 10, 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht, which owns the Itajai FPSO unit, for a purchase price of $53.8 million, which was paid in cash. The Partnership’s investment in the Itajai FPSO unit is accounted for using the equity method. The Itajai FPSO unit achieved first oil in February 2013, at which time the unit commenced operations under a nine-year, fixed-rate time-charter contract with Petrobras, with six additional one-year extension options exercisable by Petrobras.

The purchase price was based on an estimate of the fully built-up cost of the Itajai FPSO unit, including certain outstanding contractual items. As at June 30, 2014, the joint venture had received in connection with the resolution of these contractual items, an aggregate of $6.1 million in reimbursements from the charterer and insurer, which was originally deducted from the Partnership’s purchase price of the Itajai FPSO unit. As a result of these reimbursements, this amount was returned to Teekay Corporation.

e)

During the first quarter of 2014, the long-term bareboat contracts employed by two conventional tankers of the Partnership with a joint venture in which Teekay Corporation has a 50% interest were novated under the same terms to a subsidiary of Teekay Corporation. The excess of the contractual rates over the market rates at the time of the novation, was $0.3 million and $0.4 million for the three and six months ended June 30, 2014, respectively, and is accounted for as an equity contribution from Teekay Corporation.